Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenues	$ 6,872,342	$ 7,030,907	$ 13,606,432	$ 14,203,374
Operating Expenses
Infrastructure and access	2,631,114	2,490,508	5,182,841	5,049,484
Depreciation and amortization	3,044,132	2,393,254	5,571,778	4,741,127
Network operations	1,298,590	1,370,126	2,589,778	2,704,558
Customer support services	484,664	653,534	1,027,855	1,326,417
Sales and marketing	883,961	1,545,366	2,378,881	2,876,048
General and administrative	1,604,542	1,561,775	3,584,335	3,485,842
Total Operating Expenses	9,947,003	10,014,563	20,335,468	20,183,476
Operating Loss	(3,074,661)	(2,983,656)	(6,729,036)	(5,980,102)
Other Income/(Expense)
Interest expense, net	(1,588,291)	(1,670,428)	(3,195,411)	(3,334,692)
Loss from continuing operations	(4,662,952)	(4,654,084)	(9,924,447)	(9,314,794)
Operating loss	(67,576)	(4,196,727)	(2,977,143)	(8,459,083)
Gain on sale of assets			1,177,742
Total loss from discontinued operations	(67,576)	(4,196,727)	(1,799,401)	(8,459,083)
Net Loss	$ (4,730,528)	$ (8,850,811)	$ (11,723,848)	$ (17,773,877)
Loss per share – basic and diluted
Continuing (in dollars per share)	$ (1.36)	$ (1.37)	$ (2.93)	$ (2.79)
Operating loss (in dollars per share)	(0.02)	(1.26)	(0.88)	(2.54)
Gain on sale of assets (in dollars per share)			0.35
Total discontinued (in dollars per share)	(0.02)	(1.24)	(0.53)	(2.54)
Net loss per common share – Basic and diluted (in dollars per share)	$ (1.38)	$ (2.65)	$ (3.46)	$ (5.33)
Weighted average common shares outstanding – basic and diluted (in shares)	3,432,384	3,396,219	3,387,462	3,334,539